Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class AAA
C000002881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class C
Average Annual Return, Percent	53.77%	65.37%	8.51%	11.87%
C000034312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class I
C000002878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class A
Average Annual Return, Percent	46.46%	57.99%	8.03%	12.05%
Without Sales Load [Member] | C000002879
Average Annual Return [Line Items]
Average Annual Return, Percent	55.38%	67.70%	9.32%	12.72%
Without Sales Load [Member] | C000002881
Average Annual Return [Line Items]
Average Annual Return, Percent	54.77%	66.37%	8.51%	11.87%
Without Sales Load [Member] | C000034312
Average Annual Return [Line Items]
Average Annual Return, Percent	55.51%	68.05%	9.59%	13.00%
Without Sales Load [Member] | C000002878
Average Annual Return [Line Items]
Average Annual Return, Percent	55.40%	67.63%	9.31%	12.71%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	52.49%	52.89%	7.43%	11.50%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	52.49%	52.89%	7.43%	11.50%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	52.49%	52.89%	7.43%	11.50%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	52.49%	52.89%	7.43%	11.50%